Income tax expense (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of non- deductible expenses and other items:
Effective Income Tax Rate Reconciliation, Nondeductible Expense	426,421
Canada
Net income (loss) before income taxes	2,489,149	(3,584,601)	(4,452,428)
Canadian statutory income tax rate	25.00%	26.50%	28.00%
Income tax (recovery) at statutory income tax rate	622,287	(949,919)	(1,246,680)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	12,149	100,736	161,788
Non-capital losses expiring in the year		373,240	205,156
Foreign exchange adjustment	42,389	(42,965)	103,007
Tax rate reduction		48,066	842,818
Other	(2,148)	(2,715)	12,226
Effective Income Tax Rate Reconciliation, Nondeductible Expense	674,677	(473,557)	78,315
Change in valuation allowance	(674,677)	473,557	(78,315)
Income taxes paid in foreign jurisdictions	426,421
Current income tax expense	426,421